Equity and Other Comprehensive Income (Loss) - Summary of Reconciliation of Number of Shares (Detail) - shares	Dec. 31, 2024	Jan. 01, 2024	Dec. 31, 2023	Jan. 01, 2023
Number of Shares Outstanding
Number of shares	3,348,251,735	3,344,151,735	3,344,151,735	3,334,151,735
Class A Shares [Member]
Number of Shares Outstanding
Number of shares	261,755,983	261,755,983	261,755,983	261,755,983
Class B Shares [Member]
Number of Shares Outstanding
Number of shares	3,086,495,752	3,082,395,752	3,082,395,752	3,072,395,752